Goodwill - Additional Information (Detail) - USD ($) $ in Thousands	4 Months Ended	8 Months Ended	12 Months Ended
	Dec. 31, 2018	Sep. 07, 2018	Dec. 31, 2020	Dec. 31, 2019	Jun. 30, 2021	Jun. 15, 2021	Mar. 31, 2021	Dec. 10, 2020
Business Acquisition [Line Items]
Goodwill			$ 200,624		$ 324,843	$ 102,482	$ 202,247
MAVEN TOPCO LIMITED [Member]
Business Acquisition [Line Items]
Goodwill impairment loss	$ 0	$ 0	0	$ 0
Goodwill	$ 182,994	$ 185,030	200,624	192,980
Sportzcast [Member] | MAVEN TOPCO LIMITED [Member]
Business Acquisition [Line Items]
Goodwill			$ 2,200					$ 2,200
Oppia [Member] | MAVEN TOPCO LIMITED [Member]
Business Acquisition [Line Items]
Goodwill				$ 2,600